CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating activities
Earnings	833	126	1,326	312
Earnings from discontinued operations			(46)
Depreciation and amortization	393	334	759	656
Deferred income taxes	277	70	346	71
Changes in unrealized (gains)/loss on derivative instruments, net	(607)	358	(363)	606
Cash distributions in excess of equity earnings	37	242	49	211
Gain on disposition			(16)
Other	6		68	65
Changes in regulatory assets and liabilities	10	8	15	20
Changes in environmental liabilities, net of recoveries (Note 13)	10	40	(36)	201
Changes in operating assets and liabilities	(147)	(241)	(976)	(412)
Cash provided by continuing operations	812	937	1,126	1,730
Cash provided by discontinued operations (Note 4)			19
Net operating activities	812	937	1,145	1,730
Investing activities
Additions to property, plant and equipment	(2,635)	(1,599)	(5,043)	(3,056)
Long-term investments	(212)	(295)	(525)	(423)
Additions to intangible assets	(58)	(60)	(111)	(111)
Proceeds from disposition			19
Affiliate loans, net	3	1	6	3
Changes in restricted cash	16	4	21	(5)
Cash provided by continuing operations	(2,886)	(1,949)	(5,633)	(3,592)
Cash provided by discontinued operations (Note 4)			4
Net investing activities	(2,886)	(1,949)	(5,629)	(3,592)
Financing activities
Net change in bank indebtedness and short-term borrowings	83	358	444	146
Net change in commercial paper and credit facility draws	377	(250)	1,215	129
Net change in Southern Lights project financing		(5)		(5)
Debenture and term note issues	1,928		3,456
Debenture and term note repayments	(425)	(210)	(625)	(410)
Contributions from noncontrolling interests	40	5	81	280
Distributions to noncontrolling interests	(130)	(114)	(260)	(228)
Contributions from redeemable noncontrolling interests				91
Distributions to redeemable noncontrolling interests	(19)	(18)	(37)	(36)
Preference shares issued	490	587	758	986
Common shares issued	390	592	406	614
Preference share dividends	(57)	(41)	(111)	(79)
Common share dividends	(187)	(173)	(372)	(337)
Net financing activities	2,490	731	4,955	1,151
Effect of translation of foreign denominated cash and cash equivalents	(17)	12	1	12
Increase/(decrease) in cash and cash equivalents	399	(269)	472	(699)
Cash and cash equivalents at beginning of period - discontinued operations			20
Cash and cash equivalents at beginning of period - continuing operations	849	1,346	756	1,776
Cash and cash equivalents at end of period	1,248	1,077	1,248	1,077